Provisions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions
19.	Provisions
Changes in provisions for the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)
	2019								As of December 31, 2019
	Beginning balance		Increase	Utilization	Reversal	Other	Business Combination	Ending balance	Current	Non-current
Provision for restoration(*1)	￦	77,741	7,811	(3,409)	(1,711)	115	40	80,587	51,517	29,070
Emission allowance(*2)		2,238	5,037	(1,086)	(932)	—	—	5,257	5,257	—
Other provisions(*3)		107,229	7,609	(45,260)	(163)	(12,030)	—	57,385	32,672	24,713

	￦	187,208	20,457	(49,755)	(2,806)	(11,915)	40	143,229	89,446	53,783

(In millions of won)
	2018									As of December 31, 2018
	Beginning balance		Impact of adopting IFRS 15	Increase	Utilization	Reversal	Other	Business Combination	Ending balance	Current	Non-current
Provision for installment of handset subsidy	￦	3,874	—	—	(1,075)	(2,799)	—	—	—	—	—
Provision for restoration(*1)		73,267	—	6,684	(1,788)	(765)	2	341	77,741	47,293	30,448
Emission allowance(*2)		4,650	—	2,228	(1,334)	(3,306)	—	—	2,238	2,238	—
Other provisions(*4)		2,935	(215)	110,628	(15,176)	(272)	—	9,329	107,229	38,462	68,767

	￦	84,726	(215)	119,540	(19,373)	(7,142)	2	9,670	187,208	87,993	99,215

(*1)
In the course of the Group’s activities, base station and other assets are installed on leased premises which are expected to have costs associated with restoring the premises to their original conditions where these assets are situated upon ceasing their use on those premises. The associated cash outflows, which are long-term in nature, are generally expected to occur at the dates of the termination of lease contracts to which the assets relate. These restoration costs are calculated on the basis of the identified costs for the current financial year, extrapolated into the future based on management’s best estimates of future trends in prices, inflation, and other factors, and are discounted to present value at a risk-adjusted rate specifically applicable to the liability. Forecasts of estimated future cash outflows are revised in light of future changes in business conditions or technological requirements. The Group records these restoration costs as property and equipment and subsequently expenses them using the straight-line method over the asset’s useful life, and records the accretion of the liability as a charge to finance costs.

(*2)
The Group recognizes estimated future payment for the number of emission certificates required to settle the Group’s obligation exceeding the actual number of certificates on hand as emission allowances according to the Act on Allocation and Trading of Greenhouse Gas Emission Permits.

(*3)	￦32,104 million of current provisions and ￦18,018 million of non-current provisions are included in the other provisions relating to SK Planet Co., Ltd.’s onerous contracts. (See note 37)

(*4)	￦36,844 million of current provisions and ￦57,310 million of non-current provisions are included in the other provisions relating to SK Planet Co., Ltd.’s onerous contracts.